UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/12

FORM N-CSR

Item 1.      Reports to Stockholders.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Cash Flows
25	Statement of Changes in Net Assets
26	Financial Highlights
28	Notes to Financial Statements
41	Officers and Directors
FOR MORE INFORMATION
Back Cover

Dreyfus
Strategic Municipal Bond Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Municipal Bond Fund, Inc., covering the six-month period from December 1, 2011, through May 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds have continued to represent one of the better performing asset classes in U.S. financial markets. Prices have been supported by a number of positive influences, including steady demand for a relatively tight supply of newly issued securities, attractive after-tax current yields compared to government-guaranteed U.S. Treasury securities and improved fiscal conditions for many state and local issuers.

Despite recent weakness in employment data, we believe that U.S. economic trends remain favorable, as evidenced by signs of strength in some of the domestic economy’s more economically sensitive areas. For example, in the automobile industry, new cars offer improved gas mileage, the average age of the auto fleet is old, and credit is widely available at a time when household debt-service ratios have dropped sharply. Even residential construction has moved into a sustainable uptrend, in our opinion, as homebuilders have seen a rise in orders. On the other hand, net exports may prove to be a slight drag on domestic growth since the economy in the United States is stronger than in many of its trading partners. On the whole, we expect near-trend growth in the U.S. economy for the remainder of 2012.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2011, through May 31, 2012, as provided by Daniel Barton and Steven Harvey, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended May 31, 2012, Dreyfus Strategic Municipal Bond Fund achieved a total return of 12.56% on a net-asset-value basis.1 Over the same period, the fund provided aggregate income dividends of $0.285 per share, which reflects a distribution rate of 6.26%.2

Falling long-term interest rates and favorable supply-and-demand dynamics fueled strong performance among municipal bonds over the reporting period. The fund’s returns benefited from a longer-than-average duration posture and its holdings of lower rated securities.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent believed by Dreyfus to be consistent with the preservation of capital. In pursuing this goal, the fund invests at least 80% of its assets in municipal bonds. Under normal market conditions, the weighted average maturity of the fund’s portfolio is expected to exceed 10 years. Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds considered investment grade or the unrated equivalent as determined by Dreyfus.

The fund also has issued auction-rate preferred stock (ARPS), a percentage of which remains outstanding from its initial public offering, and has invested the proceeds in a manner consistent with its investment objective. This, along with the fund’s participation in secondary inverse floater structures, has the effect of “leveraging” the portfolio, which can magnify gain and loss potential depending on market conditions.

Over time, many of the fund’s older, higher yielding bonds have matured or were redeemed by their issuers.We have attempted to replace those bonds with investments consistent with the fund’s investment policies. We have also sought to upgrade the fund with newly issued bonds that, in our opinion, have better structural or income characteristics than

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

existing holdings.When such opportunities arise, we usually look to sell bonds that are close to their optional redemption date or maturity.

Municipal Bonds Rallied as Economic Concerns Eased

Most U.S. financial markets were in the midst of a rally at the start of the reporting period, as investors responded positively to improved employment data in a recovering U.S. economy and efforts by European policymakers to address the region’s sovereign debt crisis. Investors grew more tolerant of risks, and they shifted their attention away from traditional safe havens and toward riskier assets. As a result, lower rated municipal bonds that had been punished earlier in 2011 led the market rebound, while higher quality municipal bonds trailed market averages.

However, new developments in the spring of 2012 called the sustainability of these positive macroeconomic influences into question.The U.S. labor market’s recovery slowed as the public sector shed jobs and the private sector’s employment gains proved more anemic than expected, and austerity measures in Europe encountered political resistance, endangering the region’s economic prospects.

Positive supply-and-demand forces also supported municipal bond prices, as political pressure led to reduced borrowing among states and municipalities for capital projects. Meanwhile, demand for tax-exempt securities remained robust from individual and institutional investors seeking competitive after-tax yields in a low interest-rate environment. From a credit quality perspective, the fiscal condition of most states has continued to improve.Tax receipts generally have increased, and many state and local governments have taken steps to rein in spending.

Longer Maturities Buoyed Relative Performance

The search by investors for high current yields led them to focus on municipal bonds with longer maturities, and the fund benefited from this development when a relatively long average duration and our leveraging strategy boosted its exposure to falling long-term yields. In addition, the fund’s focus on revenue-backed municipal bonds buoyed relative results, with particularly strong contributions from securities issued on behalf of hospitals and industrial development projects. The fund also received above-average results from Puerto Rico bonds and bonds backed by the states’ settlement of litigation with U.S. tobacco companies. Finally, overweighted exposure to BBB-rated and high yield bonds fared well when investors’ risk appetites increased early in the reporting period.

The fund achieved less attractive results from its ongoing efforts to upgrade its overall credit quality, which proved counterproductive during the reporting period when lower quality securities continued to rally. Investments in traditionally defensive, high-quality bonds from municipal water and sewer facilities ranked among the fund’s weaker areas.

Prepared for a Changing Market Environment

Municipal bonds ended the reporting period attractively valued compared to U.S.Treasury securities, and most issuers’ fiscal conditions have improved. However, the U.S. economy remains vulnerable to unexpected shocks, and higher yielding and longer maturity bonds have become more richly valued after recent rallies. Consequently, while we have continued to maintain our duration, credit quality and leveraging strategies, we may adjust the fund’s composition as economic conditions, supply-and-demand dynamics and other market forces evolve.

June 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.
1	Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT)
for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through November 30, 2012, at which time it may be extended, terminated or modified.
Had these expenses not been absorbed, the fund’s returns would have been lower.
2	Distribution rate per share is based upon dividends per share paid from net investment income during the period, annualized, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

The Fund	5

STATEMENT OF INVESTMENTS
May 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—143.8%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—.7%
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/17	2,000,000		2,003,840
Jefferson County,
Limited Obligation
School Warrants	5.00	1/1/24	1,000,000		967,510
Alaska—2.2%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/32	2,500,000		2,127,525
Northern Tobacco Securitization
Corporation of Alaska,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/46	9,465,000		7,147,873
Arizona—7.5%
Barclays Capital Municipal Trust
Receipts (Salt River Project
Agricultural Improvement
and Power District,
Salt River Project Electric
System Revenue)	5.00	1/1/38	13,198,367	[a,b]	14,570,705
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/33	6,010,000		6,517,785
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.50	7/1/26	4,000,000		3,764,320
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.75	9/1/29	6,000,000		6,382,080
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	1,000,000		1,023,310
California—16.0%
Barclays Capital Municipal Trust
Receipts (Los Angeles
Department of Airports, Senior
Revenue (Los Angeles
International Airport))	5.00	5/15/31	5,247,500	[a,b,c]	5,963,416
California,
GO (Various Purpose)	5.75	4/1/31	7,800,000		9,113,442

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California,
GO (Various Purpose)	6.00	3/1/33	2,250,000		2,714,423
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		6,089,250
California,
GO (Various Purpose)	6.00	11/1/35	5,000,000		5,948,550
California State Public Works
Board, LR (The Regents of the
University of California)
(Various University of
California Projects)	5.00	4/1/34	3,000,000		3,277,920
California Statewide Communities
Development Authority, Revenue
(Front Porch Communities and
Services Project)	5.13	4/1/37	4,975,000	[b]	5,045,844
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	2,000,000		1,646,820
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/34	2,885,000		3,206,360
Los Angeles Department of Water
and Power, Water System Revenue	5.00	7/1/43	5,000,000		5,616,650
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/24	5,220,000	[d]	3,164,625
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	4,000,000	[c]	4,594,280
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	1,500,000		1,782,105
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000		2,849,875
Santa Margarita/Dana Point
Authority, Revenue (Santa
Margarita Water District
Improvement Districts
Numbers 2,3 and 4)	5.13	8/1/38	5,000,000		5,471,600

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Tuolumne Wind Project Authority,
Revenue (Tuolumne
Company Project)	5.88	1/1/29	2,000,000		2,370,660
Colorado—.2%
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	830,000		891,022
Connecticut—1.2%
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	4,985,000		4,992,328
Florida—4.6%
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	5,000,000	[c]	5,904,150
Palm Beach County Health
Facilities Authority,
Retirement Community Revenue
(Adult Communities Total
Services, Inc. Retirement—
Life Communities, Inc.
Obligated Group)	5.50	11/15/33	6,825,000		7,327,730
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	6.00	8/1/45	3,500,000		3,836,455
South Lake County Hospital
District, Revenue (South Lake
Hospital, Inc.)	6.25	4/1/39	2,500,000		2,740,100
Georgia—3.7%
Atlanta,
Airport General Revenue	5.00	1/1/26	3,500,000	[c]	3,868,480
Atlanta,
Water and Wastewater Revenue	6.00	11/1/28	4,865,000		5,809,248
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	1,000,000		1,129,790

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia (continued)
Augusta,
Airport Revenue	5.45	1/1/31	2,500,000	[c]	2,441,950
Savannah Economic Development
Authority, EIR (International
Paper Company Project)	6.20	8/1/27	2,670,000		2,794,796
Hawaii—1.2%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai’i Pacific
Health Obligated Group)	5.63	7/1/30	2,500,000		2,742,850
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and
Subsidiary Projects)	6.50	7/1/39	2,000,000		2,321,740
Idaho—.0%
Idaho Housing and Finance
Association, SFMR
(Collateralized; FNMA)	6.35	1/1/30	185,000		185,335
Illinois—2.4%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)	5.63	1/1/35	3,000,000	[c]	3,482,310
Illinois Finance Authority,
Recovery Zone Facility Revenue
(Navistar International
Corporation Project)	6.50	10/15/40	2,000,000		2,212,120
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	1,020,000		1,054,853
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	3,000,000		3,448,530
Indiana—.7%
Indianapolis Local Public
Improvement Bond Bank,
Revenue (Indianapolis
Airport Authority Project)
(Insured; AMBAC)	5.00	1/1/36	3,000,000	[c]	3,111,330

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Iowa—.4%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	2,000,000		1,782,320
Kentucky—.3%
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary’s HealthCare, Inc.
Project) (Prerefunded)	6.13	2/1/18	1,000,000	[e]	1,272,530
Louisiana—1.9%
Lakeshore Villages Master
Community Development
District, Special
Assessment Revenue	5.25	7/1/17	1,987,000	[f]	795,038
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000		4,452,760
Louisiana Public Facilities
Authority, Revenue (Belle
Chasse Educational
Foundation Project)	6.50	5/1/31	2,750,000		3,098,508
Maine—.6%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical
Center Issue)	7.50	7/1/32	2,000,000		2,431,540
Maryland—.4%
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	2,550,000		1,723,188
Massachusetts—12.2%
Barclays Capital Municipal Trust
Receipts (Massachusetts Health
and Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	10,200,000	[a,b]	11,669,208

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
JPMorgan Chase Putters/Drivers
Trust (Massachusetts,
Consolidated Loan)	5.00	4/1/19	6,400,000	[a,b]	7,629,056
JPMorgan Chase Putters/Drivers
Trust (Massachusetts Development
Finance Agency, Revenue
(Harvard University Issue))	5.25	2/1/34	10,000,000	[a,b]	12,039,800
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	7.25	1/1/32	2,500,000		3,031,575
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue)
(Prerefunded)	9.00	12/15/12	1,300,000	[e]	1,378,559
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	5,000,000		5,759,350
Massachusetts Housing Finance
Agency, Housing Revenue	7.00	12/1/38	4,575,000		5,235,584
Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/31	5,575,000		5,728,814
Michigan—8.5%
Detroit,
Sewage Disposal System
Senior Lien Revenue
(Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	3,500,000		4,420,360
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	3,780,000		3,915,211
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/36	3,290,000		3,329,381
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.00	7/1/35	2,000,000		2,063,300
Michigan Finance Authority,
Clean Water Revolving
Fund Revenue	5.00	10/1/31	2,000,000		2,371,640

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan (continued)
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office
Building Project)	5.25	10/15/31	4,500,000		5,030,955
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	6,620,000		6,561,810
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital
Obligated Group)	8.00	9/1/29	5,000,000		6,390,150
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	2,450,000	[c]	2,473,863
Minnesota—.6%
Tobacco Securitization Authority
of Minnesota, Tobacco
Settlement Revenue Bonds	5.25	3/1/31	2,500,000		2,789,675
Nevada—1.3%
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	5,000,000	[c]	5,466,000
New Hampshire—1.3%
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,400,000		5,416,470
New Jersey—5.1%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.50	12/15/29	5,000,000		5,680,800
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey—
American Water
Company, Inc. Project)	5.70	10/1/39	3,000,000		3,322,590

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	1,500,000		1,412,880
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	1,000,000		779,600
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	10,095,000	[e]	10,775,706
New Mexico—1.3%
Farmington,
PCR (Public Service
Company of New Mexico
San Juan Project)	5.90	6/1/40	5,000,000		5,453,650
New York—14.2%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	10,000,000	[a,b,c]	12,017,100
Barclays Capital Municipal Trust
Receipts (New York City
Transitional Finance Authority,
Future Tax Secured Revenue)	5.00	5/1/30	4,488,203	[a,b]	5,103,580
Barclays Capital Municipal Trust
Receipts (New York City
Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.50	11/1/27	5,000,000	[a,b]	6,129,950
JPMorgan Chase Putters/Drivers
Trust (New York City
Transitional Finance Authority,
Future Tax Secured
Subordinate Revenue)	5.25	11/1/18	5,000,000	[a,b]	6,076,250
Long Island Power Authority,
Electric System General Revenue	6.25	4/1/33	3,000,000		3,631,200

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Metropolitan Transportation
Authority, Transportation
Revenue	6.25	11/15/23	9,425,000	[c]	12,016,404
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/1/28	1,500,000	[c]	1,733,940
New York City Educational
Construction Fund, Revenue	6.50	4/1/28	2,785,000		3,515,338
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.75	8/1/31	5,000,000	[c,f]	5,145,950
New York State Dormitory
Authority, Revenue (Suffolk
County Judicial Facility)	9.50	4/15/14	605,000		666,147
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	4,710,000	[c]	5,294,699
North Carolina—2.5%
Barclays Capital Municipal Trust
Receipts (North Carolina
Medical Care Commission,
Health Care Facilities
Revenue (Duke University
Health System))	5.00	6/1/42	10,000,000	[a,b]	10,918,500
Ohio—5.4%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/47	2,500,000		1,911,150
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,000,000		3,220,080
Cleveland,
Airport System Revenue	5.00	1/1/30	2,000,000	[c]	2,160,320
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	4,200,000		4,851,924

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Port of Greater Cincinnati
Development Authority,
Tax Increment Development
Revenue (Fairfax
Village Red Bank
Infrastructure Project)	5.63	2/1/36	2,530,000	[b]	2,080,040
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Crocker Park Public
Improvement Project)	5.38	12/1/35	3,000,000		3,074,370
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/22	5,000,000		5,924,900
Oregon—.4%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,500,000		1,573,485
Pennsylvania—2.1%
JPMorgan Chase Putters/Drivers
Trust (Geisinger Authority,
Health System Revenue
(Geisinger Health System))	5.13	6/1/35	3,000,000	[a,b]	3,301,800
Philadelphia,
GO	6.50	8/1/41	4,700,000		5,673,370
Rhode Island—1.4%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	7.00	5/15/39	5,000,000		5,983,650
Tennessee—1.5%
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue
(The Vanderbilt University)	5.50	10/1/29	2,500,000		3,007,950

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee (continued)
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/34	3,000,000		3,541,140
Texas—20.1%
Barclays Capital Municipal Trust
Receipts (Leander Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program))	5.00	8/15/40	9,997,299	[a,b]	11,122,849
Barclays Capital Municipal Trust
Receipts (Texas A&M University
System Board of Regents,
Financing System Revenue)	5.00	5/15/39	13,160,000	[a,b]	14,777,627
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	3,000,000	[c]	3,004,800
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann
Healthcare System)	7.25	12/1/35	9,290,000		11,176,985
Harris County Health Facilities
Development Corporation,
Revenue (CHRISTUS Health)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/15	1,500,000		1,664,070
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	11/15/36	5,000,000		6,031,100
Matagorda County Navigation
District Number One, Revenue
(Houston Lighting and
Power Company Project)
(Insured; AMBAC)	5.13	11/1/28	4,295,000		4,806,148
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	14,705,000	[c]	16,773,258

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	6,650,000	[c]	7,239,057
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC,
FNMA and GNMA)	13.30	7/2/24	650,000	[g]	696,280
Texas Department of Housing
and Community Affairs,
Residential Mortgage Revenue
(Collateralized: FHLMC,
FNMA and GNMA)	5.35	7/1/33	4,300,000		4,304,042
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.25	8/15/42	5,375,000	[c]	5,383,170
Virginia—4.8%
Henrico County Industrial
Development Authority, Revenue
(Bon Secours Health System)
(Insured; Assured Guaranty
Municipal Corp.)	11.15	8/23/27	7,200,000	[g]	9,425,376
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	5,140,000		5,847,932
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing
Opco, LLC Project)	5.50	1/1/42	1,500,000	[c]	1,576,965
Washington County Industrial
Development Authority,
HR (Mountain States
Health Alliance)	7.75	7/1/38	3,000,000		3,699,090
Washington—3.9%
Barclays Capital Municipal Trust
Receipts (King County,
Sewer Revenue)	5.00	1/1/29	8,577,246	[a,b]	10,068,622
Washington Health Care
Facilities Authority,
Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	5,975,000		6,949,104

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
West Virginia—1.9%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	7,920,000		8,186,904
Wisconsin—5.2%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.13	6/1/12	3,865,000	[e]	3,865,000
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/12	14,570,000	[e]	14,570,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000		4,092,160
U.S. Related—6.1%
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	5,000,000		5,023,250
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	1,500,000		1,614,930
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	1,610,000		1,750,440
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	2,390,000		2,775,005
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000		2,678,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	10,000,000		11,278,000
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Notes)
(Senior Lien/Capital Projects)	5.00	10/1/39	1,250,000		1,288,200
Total Long-Term Municipal Investments
(cost $558,041,090)					619,559,357

Short-Term Municipal	Coupon	Maturity	Principal
Investments–1.5%	Rate (%)	Date	Amount ($)		Value ($)
California—.5%
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System
and Citibank NA)	0.16	6/1/12	2,200,000	[h]	2,200,000
New York—1.0%
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.19	6/1/12	1,100,000	[h]	1,100,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.19	6/1/12	2,100,000	[h]	2,100,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.19	6/1/12	1,100,000	[h]	1,100,000
Total Short-Term Municipal Investments
(cost $6,500,000)					6,500,000

Total Investments (cost $564,541,090)			145.3%		626,059,357
Liabilities, Less Cash and Receivables			(12.9%)		(55,572,777)
Preferred Stock, at redemption value			(32.4%)		(139,500,000)
Net Assets Applicable to Common Shareholders			100.0%		430,986,580

a Collateral for floating rate borrowings.
b Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2012, these securities were valued at $138,514,347 or 32.1% of net assets applicable to Common Shareholders.
c At May 31, 2012, the fund had $109,651,442 or 25.4% of net assets applicable to Common Shareholders invested in securities whose payment of principal and interest is dependent upon revenues generated from transportation.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
f Non-income producing—security in default.
g Inverse floater security—the interest rate is subject to change periodically. Rate shown is the interest rate in effect at
May 31, 2012.
h Variable rate demand note—rate shown is the interest rate in effect at May 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	12.0
AA		Aa		AA	27.5
A		A		A	31.7
BBB		Baa		BBB	19.7
BB		Ba		BB	3.4
B		B		B	1.5
F1		MIG1/P1		SP1/A1	.6
Not Rated[i]		Not Rated[i]		Not Rated[i]	3.6
					100.0

†	Based on total investments.
i	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund	21

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	564,541,090	626,059,357
Interest receivable		9,775,068
Prepaid expenses		39,393
		635,873,818
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		305,972
Cash overdraft due to Custodian		2,093,055
Payable for floating rate notes issued—Note 3		57,128,615
Payable for investment securities purchased		5,595,700
Interest and expense payable related
to floating rate notes issued—Note 3		109,450
Commissions payable		13,850
Dividends payable to Preferred Shareholders		2,817
Accrued expenses		137,779
		65,387,238
Auction Preferred Stock, Series A, B and C, par value
$.001 per share (5,580 shares issued and outstanding
at $25,000 per share liquidation value)—Note 1		139,500,000
Net Assets Applicable to Common Shareholders ($)		430,986,580
Composition of Net Assets ($):
Common Stock, par value, $.001 per share
(48,883,799 shares issued and outstanding)		48,884
Paid-in capital		424,618,459
Accumulated undistributed investment income—net		8,491,468
Accumulated net realized gain (loss) on investments		(63,690,498)
Accumulated net unrealized appreciation
(depreciation) on investments		61,518,267
Net Assets Applicable to Common Shareholders ($)		430,986,580
Shares Outstanding
(110 million shares of $.001 par value Common Stock authorized)		48,883,799
Net Asset Value, per share of Common Stock ($)		8.82

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2012 (Unaudited)

Investment Income ($):
Interest Income	15,894,419
Expenses:
Investment advisory fee—Note 2(a)	1,394,088
Administration fee—Note 2(a)	697,044
Interest and expense related to floating rate notes issued—Note 3	193,892
Commission fees—Note 1	117,290
Directors’ fees and expenses—Note 2(b)	51,443
Professional fees	49,236
Shareholders’ reports	43,420
Registration fees	25,288
Shareholder servicing costs	12,605
Custodian fees—Note 2(a)	1,004
Miscellaneous	27,390
Total Expenses	2,612,700
Less—reduction in investment advisory fee
due to undertaking—Note 2(a)	(278,818)
Less—reduction in administration fee—Note 2(a)	(63,501)
Net Expenses	2,270,381
Investment Income—Net	13,624,038
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	1,088,125
Net unrealized appreciation (depreciation) on investments	34,266,324
Net Realized and Unrealized Gain (Loss) on Investments	35,354,449
Dividends to Preferred Shareholders	(166,994)
Net Increase in Net Assets Applicable to
Common Shareholders Resulting from Operations	48,811,493

See notes to financial statements.

The Fund	23

STATEMENT OF CASH FLOWS
May 31, 2012 (Unaudited)

Cash Flows from Operating Activities ($):
Interest received	16,144,482
Operating expenses paid	(2,101,079)
Dividends paid to Preferred Shareholders	(167,343)
Purchases of portfolio securities	(39,256,297)
Net purchases of short-term portfolio securities	(1,200,000)
Proceeds from sales of portfolio securities	39,530,161
		12,949,924
Cash Flows from Financing Activities ($):
Dividends paid to Common Shareholders	(12,780,323)
Interest and expense related to
floating rate notes issued paid	(199,772)	(12,980,095)
Decrease in cash		(30,171)
Cash overdraft at beginning of period		(2,062,884)
Cash overdraft at end of period		(2,093,055)
Reconciliation of Net Increase in Net Assets Applicable to
Common Shareholders Resulting from Operations to
Net Cash Provided by Operating Activities ($):
Net Increase in Net Assets Applicable to Common
Shareholders Resulting From Operations		48,811,493
Adjustments to reconcile net increase in net assets applicable to
Common Shareholders resulting from operations to
net cash provided by operating activities ($):
Increase in investments in securities, at cost		(6,692,242)
Increase in payable for investment securities purchased		4,679,728
Increase in interest receivable		(32,454)
Decrease in commissions payable and accrued expenses		(14,747)
Increase in prepaid expenses		(24,173)
Increase in Due to The Dreyfus Corporation and affiliates		13,603
Decrease in dividends payable to Preferred Shareholders		(351)
Interest and expense related to floating rate notes issued		193,892
Net unrealized appreciation on investments		(34,266,324)
Net amortization of premiums on investments		281,499
Net Cash Provided by Operating Activities		12,949,924
Supplemental disclosure cash flow information ($):
Non-cash financing activities:
Reinvestment of dividends		1,129,938

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2012	Year Ended
	(Unaudited)	November 30, 2011
Operations ($):
Investment income—net	13,624,038	27,805,189
Net realized gain (loss) on investments	1,088,125	(21,888,260)
Net unrealized appreciation
(depreciation) on investments	34,266,324	33,481,801
Dividends to Preferred Shareholders	(166,994)	(436,571)
Net Increase in Net Assets Applicable
to Common Shareholders
Resulting from Operations	48,811,493	38,962,159
Dividends to Common Shareholders from ($):
Investment income—net	(13,910,261)	(27,730,629)
Capital Stock Transactions ($):
Dividends reinvested	1,129,938	1,430,458
Total Increase (Decrease) in Net Assets
Applicable to Common Shareholders	36,031,170	12,661,988
Net Assets Applicable to
Common Shareholders ($):
Beginning of Period	394,955,410	382,293,422
End of Period	430,986,580	394,955,410
Undistributed investment income—net	8,491,468	8,944,685
Capital Share Transactions (Shares):
Increase in Common Shares Outstanding
as a Result of Dividends Reinvested	131,976	185,781

See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements, and with respect to common stock, market price data for the fund’s common shares.

Six Months Ended
	May 31, 2012		Year Ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	8.10	7.87	7.93	6.76	8.60	9.21
Investment Operations:
Investment income—net[a]	.28	.57	.59	.64	.63	.62
Net realized and unrealized
gain (loss) on investments	.74	.24	(.10)	1.02	(1.86)	(.59)
Dividends to Preferred
Shareholders from
investment income—net	(.01)	(.01)	(.01)	(.03)	(.14)	(.14)
Total from
Investment Operations	1.01	.80	.48	1.63	(1.37)	(.11)
Distributions to
Common Shareholders:
Dividends from
investment income—net	(.29)	(.57)	(.54)	(.46)	(.47)	(.50)
Net asset value, end of period	8.82	8.10	7.87	7.93	6.76	8.60
Market value, end of period	9.10	8.39	7.94	7.58	5.53	7.77
Total Return (%)[b]	12.12[c]	13.67	11.95	46.74	(24.12)	(1.17)

Six Months Ended
May 31, 2012				Year Ended November 30,
(Unaudited)			2011	2010	2009	2008	2007
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets
applicable to Common Stock[d]	1.25	[e]	1.30	1.30	1.37	1.44	1.43
Ratio of net expenses
to average net assets
applicable to Common Stock[d]	1.09	[e]	1.16	1.16	1.21	1.30	1.28
Ratio of interest and expense
related to floating rate notes
issued to average net assets
applicable to Common Stock[d]	.09	[e]	.10	.07	.01	.12	.17
Ratio of net investment income
to average net assets
applicable to Common Stock[d]	6.52	[e]	7.36	7.30	8.65	7.89	7.01
Ratio of total expenses
to total average net assets	.94	[e]	.95	.91	.90	.98	1.00
Ratio of net expenses
to total average net assets	.81	[e]	.85	.81	.80	.88	.90
Ratio of interest and expense
related to floating rate notes
issued to total average net assets . 07		[e]	.07	.05	.01	.08	.12
Ratio of net investment income
to total average net assets	4.89	[e]	5.36	5.11	5.68	5.34	4.90
Portfolio Turnover Rate	7.22	[c]	20.50	25.94	31.59	53.01	55.89
Asset coverage of Preferred Stock,
end of period	409		383	356	307	276	324
Net Assets, net of Preferred Stock,
end of period ($ x 1,000)	430,987		394,955	382,293	384,457	327,879	417,177
Preferred Stock outstanding,
end of period ($ x 1,000)	139,500		139,500	149,475	186,000	186,000	186,000

a	Based on average common shares outstanding at each month end.
b	Calculated based on market value.
c	Not annualized.
d	Does not reflect the effect of dividends to Preferred Shareholders.
e	Annualized.
See notes to financial statements.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The fund’s Common Stock trades on the New York Stock Exchange Amex (the “NYSE”) under the ticker symbol DSM.

The fund has outstanding 1,860 shares of Series A, Series B and Series C, for a total of 5,580 shares, of Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). APS dividend rates are determined pursuant to periodic auctions or by reference to a market rate. Deutsche Bank Trust Company America, as Auction Agent, receives a fee from the fund for its services in connection with such auctions. The fund also compensates broker-dealers generally at an annual rate of .15%-.25% of the purchase price of the shares of APS.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.Thus, redemptions of APS may be deemed to be outside of the control of the fund.

The holders of the APS, voting as a separate class, have the right to elect at least two directors. The holders of the APS will vote as a separate class on certain other matters, as required by law.The fund has designated Robin A. Melvin and John E. Zuccotti as directors to be elected by the holders of APS.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are received by Dreyfus under the general supervision of the Board of Directors.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	626,059,357	—	626,059,357

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders of Common Stock (“Common Shareholder(s)”): Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

For Common Shareholders who elect to receive their distributions in additional shares of the fund, in lieu of cash, such distributions will be reinvested at the lower of the market price or net asset value per share

(but not less than 95% of the market price) based on the record date’s respective prices. If the net asset value per share on the record date is lower than the market price per share, shares will be issued by the fund at the record date’s net asset value on the payable date of the distribution. If net asset value per share is less than 95% of the market value, shares will be issued by the fund at 95% of the market value. If the market price is lower than the net asset value per share on the record date, Computershare Shareowner Services LLC, the fund’s transfer agent, will purchase fund shares in the open market commencing on the payable date and reinvest those shares accordingly.As a result of purchasing fund shares in the open market, fund shares outstanding will not be affected by this form of reinvestment.

On May 30, 2012, the Board of Directors declared a cash dividend of $0.0475 per share from investment income net, payable on June 29, 2012 to Common Shareholders of record as of the close of business on June 13, 2012.

(d) Dividends to Shareholders of APS: Dividends, which are cumulative, are generally reset every 7 days for each Series of APS pursuant to a process specified in related fund charter documents. Dividend rates as of May 31, 2012, for each Series of APS were as follows: Series A-0.320%, Series B-0.289% and Series C-0.320%.These rates reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids are not received.The average dividend rates for the period ended May 31, 2012 for each Series of APS were as follows: Series A-0.243%, Series B-0.238% and Series C-0.237%.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended May 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $65,116,962 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2011. If not applied, $10,957,023 of the carryover expires in fiscal 2012, $1,427,978 expires in fiscal 2015, $5,522,685 expires in fiscal 2016, $20,261,695 expires in fiscal 2017, $5,075,623 expires in fiscal 2018 and $21,871,958 expires in fiscal 2019.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2011 was as follows: tax exempt income $28,038,726 and ordinary income $128,474.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Investment Advisory Fee, Administration Fee and Other Transactions With Affiliates:

(a) The fee payable by the fund, pursuant to the provisions of an Investment Advisory Agreement with Dreyfus, is payable monthly based on an annual rate of .50% of the value of the fund’s average weekly net assets (including net assets representing APS outstanding).The fund also has an Administration Agreement with Dreyfus, a Custody Agreement with the Custodian and a Transfer Agency and Registrar Agreement with Computershare Shareowner Services LLC. The fund pays in the aggregate for administration, custody and transfer agency services a monthly fee based on an annual rate of .25% of the value of the fund’s average weekly net assets (including net assets representing APS outstanding). All out of pocket transfer agency and custody expenses, including custody transaction expenses, are paid separately by the fund.

Dreyfus has agreed, until November 30, 2012, to waive receipt of a portion of the fund’s investment advisory fee, in the amount of .10% of the value of the fund’s average weekly net assets (including net assets representing APS outstanding). The reduction in investment advisory fee, pursuant to the undertaking, amounted to $278,818 during the period ended May 31, 2012.

Dreyfus has also agreed, until November 30, 2012, to waive a receipt of a portion of the fund’s administration fee.The reduction in administration fee, pursuant to the undertaking, amounted to $63,501 during the period ended May 31, 2012.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the Custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, as an expense offset in the Statement of Operations.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2012, the fund was charged $1,004 for out-of-pocket and custody transaction expenses, pursuant to the custody agreement.

During the period ended May 31, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $240,908, administration fees $120,454, custodian fees $897 and chief compliance officer fees $2,652, which are offset against an expense reimbursement currently in effect in the amount of $58,939.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2012, amounted to $43,936,025 and $39,530,161, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals.A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2012, was approximately $57,128,600, with a related weighted average annualized interest rate of .68%.

At May 31, 2012, accumulated net unrealized appreciation on investments was $61,518,267, consisting of $64,406,545 gross unrealized appreciation and $2,888,278 gross unrealized depreciation.

At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	37

NOTES

TheFund

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	July 24, 2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)